IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Market Risk [line items]
Total VaR (one-day measure)	$ 19.1
Stressed Value-at-Risk (one-day)	43.9
Incremental Risk Capital Charge (one-year)	269.7
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.7
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.1
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.0
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.5
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(25.9)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	21.0	$ 27.6	$ 25.5	$ 24.3	$ 22.4
Stressed Value-at-Risk (one-day)	43.5	60.5	57.7	52.6	48.3
Incremental Risk Capital Charge (one-year)	204.2	232.6	205.4	219.5	206.4
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.6	12.9	17.0	10.8	13.0
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.2	19.7	11.4	16.0	10.3
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.7	7.1	8.5	6.9	8.1
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4	6.5	4.5	6.0	4.1
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2	2.6	2.2	2.4	2.4
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.1	20.2	17.3	17.6	15.7
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(29.2)	$ (41.4)	$ (35.4)	$ (35.4)	$ (31.2)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	28.1
Stressed Value-at-Risk (one-day)	56.8
Incremental Risk Capital Charge (one-year)	269.7
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.9
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	16.6
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.6
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.5
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	20.2
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	16.8
Stressed Value-at-Risk (one-day)	38.8
Incremental Risk Capital Charge (one-year)	173.1
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.4
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.6
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 13.5